Cover	12 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 24, 2025 (the “Closing Date”), SRx Health Solutions, Inc., a Delaware corporation (f/k/a Better Choice Company, Inc.) (the “Company” or the “Registrant” or “we”, “us” or “our”) announced that it closed the business combination (the “Business Combination”) by and among the Company, 1000994476 Ontario Inc., an Ontario corporation (“AcquireCo”), 1000994085 Ontario Inc., an Ontario Corporation (“CallCo”) and SRx Health Solutions (Canada), Inc., an Ontario corporation (f/k/a SRx Health Solutions, Inc.) (“SRx Canada”), whereby the Company acquired SRx Canada pursuant to the terms of an Arrangement Agreement and Plan of Arrangement entered into on September 2, 2024, by and among the Company, AcquireCo, CallCo and SRx Canada (the “Arrangement Agreement”). Pursuant to the Arrangement Agreement, on the Closing Date, AcquireCo, an indirect wholly-owned subsidiary of the Company, merged with and into SRx Canada, with SRx Canada remaining as the surviving entity. The Company filed a Current Report on Form 8-K on April 24, 2025 (the “Initial Report”) in which the Company disclosed, among other information, its intention to file the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b) as part of an amendment to the Initial Report no later than 71 calendar days after the required filing date of the Initial Report. This Current Report on Form 8-K/A amends the Initial Report to include certain financial statements of the Company and certain pro forma financial information as required by Item 9.01, which are filed as exhibits hereto and are incorporated herein by reference. No disclosure of the text of Item 1.01, Item 2.01, Item 5.01, Item 5.02, Item 5.03, Item 8.01 or Item 9.01(d) of the Initial Report was changed as a result of this Current Report on Form 8-K/A except for the addition of the exhibits listed in Item 9.01(d) of this Current Report on Form 8-K/A.
Document Period End Date	Sep. 30, 2024
Entity File Number	001-40477
Entity Registrant Name	SRx Health Solutions, Inc.
Entity Central Index Key	0001471727
Entity Tax Identification Number	83-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12400 Race Track Road
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	(212)
Local Phone Number	896-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value share
Trading Symbol	SRXH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false